Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2016
Commitments and Contingencies Disclosure [Abstract]
Annual Minimum Compensation For Terms Of Employment Agreements
Annual minimum compensation for the terms of the employment agreements for terms greater than one year, as amended, is as follows at June 30, 2016:

2016 (6 months)	$641,112
2017	1,174,224
2018	484,261
Total	$2,299,597